Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	JPY (millions) As of March 31
	2019	2020
Cash and deposits	¥462,890	¥188,640
Short-term investments	239,203	448,974
Total	¥702,093	¥637,614